Income Taxes (Detail 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards	$ 15,491,353	$ 14,174,494
Research and development credit carryforwards	1,190,024	1,190,023
Capitalized research and development	4,823,160	5,590,524
Nonqualified stock option	100,712	98,236
Warrants issued for services	587	383
Depreciation and amortization	0	594
Start-up costs/organization costs	26,938	26,276
Cash versus accrual adjustments	1,979,847	1,220,390
Total deferred tax assets	23,612,621	22,300,920
Valuation allowance	(23,612,621)	(22,300,920)
Net deferred tax asset	$ 0	$ 0